Annual Total Returns [BarChart] - First Trust Chindia ETF - First Trust Chindia ETF	May 03, 2021
Bar Chart Table:
2011	(26.02%)
2012	17.11%
2013	35.81%
2014	2.37%
2015	(0.32%)
2016	(2.15%)
2017	47.36%
2018	(20.68%)
2019	28.96%
2020	49.25%